Net Loss Per Share - Potentially Dilutive Shares (Details) 10-Q - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	8,156,581	2,991,852	7,502,200	2,579,168
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	3,973,369	2,991,852	3,973,369	2,579,168
SAFEs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	2,787,526	0	2,067,669	0
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares (in shares)	1,395,686	0	1,461,162	0